Goldman Sachs Income Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Class P Shares [Member] | Goldman Sachs Income Fund | Class P Shares
Prospectus [Line Items]
Annual Return [Percent]	6.70%	11.70%	(11.68%)	1.38%	9.30%